Loans Modified as TDRs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Number of Loans	1	17
Recorded Investment	$ 152	$ 2,584
Allowance for Loan Losses	17	296
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	16
Recorded Investment	152	2,507
Allowance for Loan Losses	17	296
Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	0	1
Recorded Investment	0	77
Allowance for Loan Losses	$ 0	$ 0